UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer:

Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

2.	Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes): ☒

N/A

3.	Investment Company Act File Number: 811-3990
Securities Act File Number: 2-89971

4(a).	Last day of fiscal year for which this Form is filed:
December 31, 2014

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
	to section 24(f):		$1,289,058,802

(ii)	Aggregate price of securities redeemed
	or repurchased during the fiscal year:	$112,112,995

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
	Commission:	$ 0

(iv)	Total available redemption credits
	[add items 5(ii) and 5(iii)]:		$112,112,995

(v)	Net sales - if item 5(i) is greater
than 5(iv) [subtract item 5(iv) from
	item 5(i)]:		$1,176,945,807

(vi)	Redemption credits available for use
in future years - if item 5(i) is less
than item 5(iv) [subtract item 5(iv) from
	item 5(i)]:	$ 0

(vii)	Multiplier for determining registration
	fee:		x 0.0001162
(viii)	Registration fee due [multiply item 5(v)
	by item 5(vii)] (enter “0” if no fee is due):		=$136,761.10

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:   0   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:   0   .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:

+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$136,761.10

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:

☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By:	/s/ BARBARA E. COURTNEY
Barbara E. Courtney
Controller, Northwestern Mutual Series Fund, Inc.

Date:     March 10, 2015

* Excludes $3,771,519,421 of aggregate sale price for securities sold to unmanaged separate accounts offering interests therein that are registered under the Securities Act and on which a registration fee has been or will be paid, in accordance with Instruction C.3 to Form 24f-2.

# Excludes $2,544,498,173 aggregate redemption price for shares excluded in Item 5(i) above.